Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ (70,409,731)	$ (9,049,044)	$ (5,487,765)